Capital structure and financial items - Derivative financial instruments - Hedging Activities (Details) kr in Millions	12 Months Ended
	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)	Dec. 31, 2016 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 49,826	kr 57,538
Positive fair value at year-end	204	2,487
Negative fair value at year-end	2,024	309
Time value of currency options (hedge accounting not applied)2	0	34
Derivative financial instruments (current assets)	204	2,304
Derivative financial instruments (current liabilities)	2,024	309
Cash at bank	0	183
Reclassification adjustments on cash flow hedges, net of tax	2,027	(1,955)	kr (682)
Cash flow hedges, deferred gains/(losses) incurred during the period	(1,677)	1,987	kr (1,911)
Currency options | GBP
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	0	125
Positive fair value at year-end	0	1
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	37,413	40,950
Positive fair value at year-end	44	1,886
Negative fair value at year-end	1,721	45
Cash flow hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	29,951	33,273
Positive fair value at year-end	21	1,664
Negative fair value at year-end	kr 1,555	kr 8
Average price of hedging instrument	610	644
Cash flow hedges | Forward contracts | CNH, CAD, GBP and Other Currencies
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	kr 7,462	kr 7,677
Positive fair value at year-end	23	222
Negative fair value at year-end	166	37
Cash flow hedges | Currency options
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	0	2,264
Positive fair value at year-end	0	186
Negative fair value at year-end	0	0
Cash flow hedges | Currency options | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	0	2,152
Positive fair value at year-end	0	180
Negative fair value at year-end	0	0
Cash flow hedges | Currency options | JPY
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	0	112
Positive fair value at year-end	0	6
Negative fair value at year-end	0	0
Fair value hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	12,413	14,199
Positive fair value at year-end	160	380
Negative fair value at year-end	303	264
Fair value hedges | Forward contracts | USD
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	9,145	11,519
Positive fair value at year-end	123	260
Negative fair value at year-end	256	239
Fair value hedges | Forward contracts | CNH, CAD, GBP and Other Currencies
Disclosure of detailed information about hedging instruments [line items]
Contract amount at year-end	3,268	2,680
Positive fair value at year-end	37	120
Negative fair value at year-end	47	25
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, liability	303	264
Recognised in Other comprehensive income, liability	1,721	45
Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, liability	1,721	45
Derivative financial instruments
Disclosure of detailed information about hedging instruments [line items]
Recognised in the Income statement, asset	160	415
Recognised in Other comprehensive income, asset	44	2,072
Derivative financial instruments | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in Other comprehensive income, asset	kr 44	kr 2,072